Certificates of Deposit (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2026
CertificatesOfDepositLineItems [Line Items]
Effective income tax rate	(208.20%)	5.10%	0.50%	0.00%
Federal statutory rate	21.00%	21.00%	21.00%	21.00%
Income tax expense (benefit)	$ 13,519,000	$ 63,000
Certificates of deposits amount	$ 990,000		$ 915,000
Texas Critical Data Centers LLC [Member]
CertificatesOfDepositLineItems [Line Items]
Membership interest percentage sold	50.00%				50.00%
Certificates of deposits amount			$ 150,000